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SEC File Number 811 05807
CUSIP NUMBER 628 921 108

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(CHECK ONE):	/ / Form 10-K	/ / Form 20-F	/ / Form 11-K	/ / Form 10-QSB	/ / Form N-SAR	☒ Form N-CSR

For Period Ended: December 31, 2007
/ / Transition Report on Form 10-K
/ / Transition Report on Form 20-F
/ / Transition Report on Form 11-K
/ / Transition Report on Form 10-Q
/ / Transition Report on Form N-SAR
For the Transition Period Ended:

READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE. NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION
NAIC GROWTH FUND, INC._________________________________________________________________________________________
Full name of Registrant

N/A
Former name if Applicable

205 E. Wisconsin Avenue, Suite 120
Address of Principal Executive Office (Street and Number)

Milwaukee, Wisconsin, 53202
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒ (a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Problems were incurred in the printing of the annual report which delayed the mailing of the annual report to shareholders.

PART IV OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Fred B. Green ___________________ (Name)	313 __________________ (Area Code)	392-1056 __________________ (Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

☐ Yes ☒ No
The Form N-SAR due February 29, 2008 is also being filed late.
(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Fund’s net asset value declined 2.0%, after taking into account the $0.8765 per share year-end dividend. The Fund’s performance decreased from last year as shown in the table below because of the percentage of the portfolio in financial companies and in companies impacted by the decline in the U.S. housing industry:

	12-31-07	12-31-06

Net investment income	$ 217,976	$ 232,267
Net realized gain	$2,215,083	$3,081,779
Net change in unrealized appreciation on investments	$(2,963,325)	$ (100,080)
Net increase (decrease) from operations	$ (530,266)	$3,213,966

NAIC GROWTH FUND, Inc.
Name of Registrant as Specified in Charter

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	March 25, 2008	By	/s/ David C. Sims

David C. Sims, Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.